Organization and Description of Business (Narrative) (Details) bbl in Millions	12 Months Ended
Dec. 31, 2019 Terminal bbl mi
Refined Products Segment [Member]
Organization and Description of Business [Line Items]
Number Of Marine Terminals Sold	3
Number of Pipeline Terminals	53
Number of Inland Terminals	25
Number of Marine Terminals	5
Number Of Marine Terminals, Owned Through Joint Venture	1
Refined Products Segment [Member] | Refined Products Transportation Services [Member]
Organization and Description of Business [Line Items]
Pipeline, Length | mi	9,800
Crude Oil Pipeline and Terminals Segment [Member]
Organization and Description of Business [Line Items]
Pipeline, Length | mi	2,200
Number of Marine Terminals	1
Storage Capacity | bbl	37
Contracted Storage | bbl	25
Pipeline, Length - Wholly Owned | mi	1,000
Storage Capacity - Wholly Owned | bbl	30
Contracted Storage - Wholly Owned | bbl	22